Income Taxes (Tables)	12 Months Ended
Dec. 29, 2016
Income Taxes
Schedule of components of the provision for income taxes

              The components of the provision for income taxes are as follows (in thousands):

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Current expense:
Federal	$9,081	$13,183	$14,588
State	1,979	2,552	2,422

Total current expense	11,060	15,735	17,010

Deferred (benefit)/expense:
Federal	(680)	553	(4,765)
State	(746)	(89)	(771)

Total deferred (benefit)/expense	(1,426)	464	(5,536)

	$9,634	$16,199	$11,474

Schedule of effective income tax reconciliation

              The following is a summary of the differences between the total provision for income taxes as shown on the financial statements and the provision for income taxes that would result from applying the federal statutory tax rate of 35% to income before income taxes (in thousands).

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Computed "expected" provision at statutory rate	$8,656	$15,052	$19,080
State income taxes, net of federal income tax benefit	801	1,594	1,073
Permanent differences:
Non-qualified option holder dividend equivalent	—	—	(7,877)
Other	96	113	(4)

Total permanent differences	96	113	(7,881)
Other, net	81	(560)	(798)

Provision for income taxes	$9,634	$16,199	$11,474

Schedule of deferred tax assets and liabilities

              The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and (liabilities) are presented below (in thousands):

	Year Ended December 31, 2015	Year Ended December 29, 2016
Deferred tax assets:
Accruals not currently deductible for tax purposes	$10,314	$14,342
Tenant improvement allowances	6,162	7,690
Inventories	3,459	4,050
Stock based compensation	2,997	4,179
Other intangibles	761	693
Gift card liability	820	858
Litigation accrual	—	5,299
Other	89	47

Total deferred tax assets	24,602	37,158
Deferred tax liabilities:
Intangible assets	(41,095)	(41,269)
Fixed assets	(16,907)	(23,650)
Other	(324)	(504)

Total deferred tax liabilities	(58,326)	(65,423)

Net deferred tax liabilities	$(33,724)	$(28,265)